S000019847 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Select Mid Cap Value Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	323
Expense Example, No Redemption, 5 Years	566
Expense Example, No Redemption, 10 Years	1,264
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	282
Expense Example, No Redemption, 5 Years	496
Expense Example, No Redemption, 10 Years	1,112
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	361
Expense Example, No Redemption, 5 Years	631
Expense Example, No Redemption, 10 Years	$ 1,402